Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions

Note 13 – Related party transactions

The relationship and the nature of related party transactions are summarized as follow:

Name of Related Party	Relationship to the Company	Nature of Transactions
Longrich Group and its subsidiaries	Controlled by a major shareholder of the Company	Purchase and operating leases
Longrich America Int’l, Inc.	Controlled by a major shareholder of the Company	Sales
Jowell Holdings Limited	Controlled by a major shareholder of the Company	Operating support

Due to related parties:

The balance due to related parties amounted to $2,920,330 and $925,100 as of December 31, 2025 and 2024, respectively. These are due to related parties, subsidiaries of Longrich Group and Jowell Holdings Limited, are typically short-term in nature, interest-free and repayable upon demand.

Related party lease:

As of December 31, 2025, the Company had five leases from its related party, subsidiaries of Longrich Group, which are controlled by a major shareholder of the Company. The Company is obligated to pay a quarter base rent under these lease agreements. See Note 14 for further discussion.

Related party purchases:

The Company periodically purchases merchandise from Longrich Group and its subsidiaries during the ordinary course of business. The purchases made from Longrich Group were $134,245,743, $37,414,302 and $34,258,761 for the years ended December 31, 2025, 2024 and 2023, respectively. As of December 31, 2025 and 2024, the Company had accounts payable of $4,838 and $70,258 related to these purchases.

Related party sales:

The Company made sales to related parties controlled by a major shareholder of the Company, in the amount of nil, $17,860 and $6,853 for the years ended December 31, 2025, 2024 and 2023, respectively. As of December 31, 2025 and 2024, the Company had accounts receivable of nil and nil related to these sales.